Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade suppliers	$ 24,012	$ 14,480
Payroll and labour related liabilities	26,248	17,914
Value added tax and other tax payable	9,664	9,365
Other accrued liabilities	6,622	5,484
Accounts payable and accrued liabilities	$ 66,546	$ 47,243